Cash and Cash Equivalents	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
CashAndCashEquivalentsLineItem [Line Items]
Cash and Cash Equivalents

4. Cash and Cash Equivalents

The following is a summary of cash and cash equivalents at December 31, 2025 and 2024 (in thousands):

	December 31,
	2025	2024
Cash	$3,505	$93
Cash equivalents	—	3,044
Total cash and cash equivalents	$3,505	$3,137

Cash equivalents are made up entirely of money market funds.

Future NRG Sdn. Bhd. [Member]
CashAndCashEquivalentsLineItem [Line Items]
Cash and Cash Equivalents	5. CASH AND CASH EQUIVALENTS
Mar 31, 2026 (USD)
Cash at bank — continuing operations	9,649
Cash — discontinued operations (within held-for-sale)	—
Total consolidated cash	9,649

5.	CASH AND CASH EQUIVALENTS

Cash of continuing operations comprises demand deposits placed with regulated financial institutions in Malaysia. Cash of discontinued operations is presented within assets held for sale (see Note 4).

	Note	2025	2024
		(USD)	(USD)
Cash — continuing operations		202,716	268,780
Cash — discontinued operations		3,135,050	1,701,167
Consolidated cash per cash flow statement		3,337,766	1,969,947